UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC

Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:

  /s/ Steve Tarrab              New York, New York            November 14, 2011
 -----------------             -------------------           ------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:   $1,356,331
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE
                                                  TIGER CONSUMER MANAGEMENT, LLC
                                                             FORM 13F
                                                        September 30, 2011



COLUMN 1                       COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X1000)    PRN AMT   PRN  CALL  DISCRETION  MANGRS    SOLE    SHARED  NONE
AMAZON COM INC                 COM           023135106    41,104      190,095   SH          SOLE                190,095   0      0
APPLE INC                      COM           037833100    50,334      132,000   SH          SOLE                132,000   0      0
ARCOS DORADOS HOLDINGS INC     SHS CLASS A   G0457F107    43,657    1,882,583   SH          SOLE              1,882,583   0      0
BRUNSWICK CORP                 COM           117043109    34,603    2,464,581   SH          SOLE              2,464,581   0      0
CARMAX INC                     COM           143130102    48,704    2,042,115   SH          SOLE              2,042,115   0      0
CARNIVAL CORP                  PAIRED CTF    143658300    41,190    1,359,400   SH          SOLE              1,359,400   0      0
CATALYST HEALTH SOLUTIONS IN   COM           14888B103    46,414      804,546   SH          SOLE                804,546   0      0
COACH INC                      COM           189754104    50,452      973,415   SH          SOLE                973,415   0      0
DOLLAR GEN CORP NEW            COM           256677105    51,363    1,360,258   SH          SOLE              1,360,258   0      0
GREEN MTN COFFEE ROASTERS IN   COM           393122106    41,818      449,950   SH          SOLE                449,950   0      0
GUESS INC                      COM           401617105    37,725    1,324,144   SH          SOLE              1,324,144   0      0
HANSEN NAT CORP                COM           411310105    26,173      299,834   SH          SOLE                299,834   0      0
HARLEY DAVIDSON INC            COM           412822108    50,165    1,461,249   SH          SOLE              1,461,249   0      0
HERBALIFE LTD                  COM USD SHS   G4412G101    51,884      967,990   SH          SOLE                967,990   0      0
KROGER CO                      COM           501044101    44,464    2,024,788   SH          SOLE              2,024,788   0      0
LIFE TIME FITNESS INC          COM           53217R207    38,441    1,043,171   SH          SOLE              1,043,171   0      0
LIZ CLAIBORNE INC              COM           539320101    22,500    4,500,000   SH          SOLE              4,500,000   0      0
MEAD JOHNSON NUTRITION CO      COM           582839106    48,803      709,041   SH          SOLE                709,041   0      0
NETFLIX INC                    COM           64110L106    43,767      386,393   SH          SOLE                386,393   0      0
OPENTABLE INC                  COM           68372A104    39,982      868,982   SH          SOLE                868,982   0      0
PRICELINE COM INC              COM NEW       741503403    48,378      107,635   SH          SOLE                107,635   0      0
PVH CORP                       COM           693656100    42,581      731,135   SH          SOLE                731,135   0      0
QUIKSILVER INC                 COM           74838C106     9,597    3,146,641   SH          SOLE              3,146,641   0      0
RALPH LAUREN CORP              CL A          751212101    50,694      390,854   SH          SOLE                390,854   0      0
SIGNET JEWELERS LIMITED        SHS           G81276100    28,119      831,922   SH          SOLE                831,922   0      0
STANLEY BLACK & DECKER INC     COM           854502101    40,097      816,633   SH          SOLE                816,633   0      0
STARBUCKS CORP                 COM           855244109    49,186    1,319,000   SH          SOLE              1,319,000   0      0
STARWOOD HOTELS&RESORTS WRLD   COM           85590A401    47,734    1,229,623   SH          SOLE              1,229,623   0      0
TEXAS ROADHOUSE INC            COM           882681109    22,876    1,730,405   SH          SOLE              1,730,405   0      0
UNDER ARMOUR INC               CL A          904311107    39,305      591,854   SH          SOLE                591,854   0      0
URBAN OUTFITTERS INC           COM           917047102    16,798      752,929   SH          SOLE                752,929   0      0
WYNDHAM WORLDWIDE CORP         COM           98310W108    47,005    1,648,727   SH          SOLE              1,648,727   0      0
YUM BRANDS INC                 COM           988498101    49,471    1,001,645   SH          SOLE              1,001,645   0      0
ZUMIEZ INC                     COM           989817101    10,947      625,194   SH          SOLE                625,194   0      0


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